Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2011
Praxis International Fund (Prospectus Summary) | Praxis International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Praxis International Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital appreciation. To a lesser extent, it seeks current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72.01 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.01%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of foreign companies organized under the laws of, headquartered in, or whose common equity securities are principally traded in countries outside the United States. The Fund's
Sub-Adviser selects securities for purchase by pairing a top-down approach for country and industry allocation and a bottom-up approach for stock selection.
Country and industry weightings are determined by reviewing multiple factors, including currency, economic, political and regulatory environments for the country or industry and how that compares to the rest of the world or industries. The Sub-Adviser's style in selecting securities is a blend of growth and value investment styles. In selecting securities, the Sub-Adviser focuses on maximizing investor opportunity while managing portfolio volatility and risk and working with the Adviser to identify securities appropriate under the Praxis stewardship investing core values. The Sub-Adviser uses the following as criteria to identify growth investment opportunities: the ability to deliver cash flow growth; solid management; a strong balance sheet; and sustainable competitive advantages. The Sub-Adviser uses the following as criteria to identify value investment opportunities: securities priced at a discount;
catalysts to unlock value; a strong balance sheet; and solid management.

Stewardship Investing
The Fund analyzes the performance of potential investments not only for financial strengths and outlook, but also for their ability to reflect certain core social values including:
  · Respecting the dignity and value of all people

  · Building a world at peace and free from violence

  · Demonstrating a concern for justice in a global society

  · Exhibiting responsible management practices

  · Supporting and involving communities

  · Practicing environmental stewardship

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
Because the Fund invests primarily in foreign securities, it is subject to the additional risks presented by foreign investments, such as changes in currency exchange rates, a lack of adequate company information and political instability.

Who may want to invest?
Consider investing in the Fund if you are:
  · Investing for a long-term goal such as retirement (five-year or more investment horizon)

  · Looking to add a growth component to your portfolio

  · Looking to add foreign investment holdings to your portfolio

  · Willing to accept higher risks of investing in the stock market in exchange for potentially higher long-term returns

This Fund will not be appropriate for anyone:
  · Pursuing a short-term goal or investing emergency reserves

  · Seeking safety of principal

  · Seeking a stable share price

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different calendar periods over the last 10 calendar years, both before and after taxes, compared to those of a broad-based securities market index. Returns shown assume reinvestment of dividends and distributions. Unlike the returns in the bar chart, the returns in the table assume the maximum applicable sales charge.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A - Annual Total Return Chart For the Periods Ended Dec. 31, 2010
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the Fund's performance for each
calendar year for the last 10 years.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter  Quarter Ended Sept. 30, 2009      17.98%
Worst Quarter Quarter Ended Sept. 30, 2002     (19.82)%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended Dec. 31, 2010
Praxis International Fund (Prospectus Summary) | Praxis International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.82%)
Praxis International Fund (Prospectus Summary) | Praxis International Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Praxis International Fund | The Morgan Stanley Capital International - Europe Australasia and Far East Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Morgan Stanley Capital International - Europe Australasia and Far East Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Praxis International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	729
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,154
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,604
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,848
Annual Return 2001	rr_AnnualReturn2001	(25.92%)
Annual Return 2002	rr_AnnualReturn2002	(19.73%)
Annual Return 2003	rr_AnnualReturn2003	26.73%
Annual Return 2004	rr_AnnualReturn2004	13.95%
Annual Return 2005	rr_AnnualReturn2005	11.50%
Annual Return 2006	rr_AnnualReturn2006	19.45%
Annual Return 2007	rr_AnnualReturn2007	11.86%
Annual Return 2008	rr_AnnualReturn2008	(41.53%)
Annual Return 2009	rr_AnnualReturn2009	14.75%
Annual Return 2010	rr_AnnualReturn2010	12.20%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.38%)
Praxis International Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.82%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.64%)
Praxis International Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.42%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.38%)
Praxis International Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has entered into an expense limitation agreement with respect to the International Fund until April 30, 2012, but can be terminated by a vote of the Board of trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) of the Fund to 2.10 percent of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, Acquired fund fees and expenses, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 2.10 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.